SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Weighted average number of common shares outstanding Basic	18,418,287	12,585,479	17,724,305	11,346,071	11,968,665	1,928,172
Weighted average number of common and equivalent shares outstanding - Diluted			17,724,305	11,346,071	11,968,665	1,928,172